Non-Interest Revenue - Summary of Disaggregation of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 202,979.5	$ 2,675.4	₨ 165,410.4	₨ 160,099.5
Deposit Related Fees
Disaggregation of Revenue [Line Items]
Fees and commissions	37,415.4	493.2	28,150.4	29,031.9
Lending related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	40,532.5	534.2	30,973.1	30,699.9
Third-party products related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	44,216.1	582.8	35,733.0	28,169.6
Payments and cards business fees
Disaggregation of Revenue [Line Items]
Fees and commissions	56,170.2	740.3	50,758.2	58,899.3
Other
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 24,645.3	$ 324.9	₨ 19,795.7	₨ 13,298.8